Supplement to
Fidelity's Targeted International Equity Funds®
December 30, 2010
Prospectus

The following information replaces similar information in the "Fund Summary" section for Fidelity China Region Fund on page 7.

FMR is the fund's manager. FMR Co., Inc. (FMRC), FIL Investments (Japan) Limited (FIJ), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information for Robert Rowland in the "Fund Summary" section for Fidelity Japan Fund on page 22.

Rie Shigekawa (portfolio manager) has managed the fund since May 2011.

The following information replaces similar information in the "Fund Summary" section for Fidelity Nordic Fund on page 31.

FMR is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (U.K.) Inc. (FMR U.K.), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information for Melissa Reilly in the "Fund Summary" section for Fidelity Nordic Fund on page 31.

Per Johansson (portfolio manager) has managed the fund since April 2011.

The following information replaces similar information for FMRC, found in the "Fund Management" section on page 49.

FMRC serves as a sub-adviser for each fund. FMRC has day-to-day responsibility for choosing investments for Fidelity Canada Fund, Fidelity Emerging Markets Fund, Fidelity Europe Capital Appreciation Fund, and Fidelity Europe Fund. FMRC may provide investment advisory services for Fidelity China Region Fund, Fidelity Emerging Asia Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, and Fidelity Pacific Basin Fund.

The following information replaces similar information for FMR U.K., found in the "Fund Management" section on page 49.

  FMR U.K., at 10 Paternoster Square, 4th Floor, London, EC4M 7LS, United Kingdom, serves as a sub-adviser for each fund. As of December 31, 2009, FMR U.K. had approximately $11.3 billion in discretionary assets under management. Currently, FMR U.K. has day-to-day responsibility for choosing investments for Fidelity Latin America Fund and Fidelity Nordic Fund. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Markets Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, and Fidelity Pacific Basin Fund. FMR U.K. is an affiliate of FMR.

The following information replaces similar information for Fidelity Management & Research (H.K.) Inc. (FMR H.K.), found in the "Fund Management" section on page 49.

  FMR H.K., at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. As of December 31, 2009, FMR H.K. had approximately $1.8 billion in discretionary assets under management. Currently, FMR H.K. has day-to-day responsibility for choosing investments for Fidelity Emerging Asia Fund. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Emerging Markets Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, and Fidelity Pacific Basin Fund. FMR H.K. is an affiliate of FMR.

The following information replaces similar information for FIJ, found in the "Fund Management" section on page 49.

  FIJ, at Shiroyama Trust Tower, 4-3-1, Toranomon, Minato-ku, Tokyo 105-6019, Japan, serves as a sub-adviser for Fidelity China Region Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Markets Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, and Fidelity Pacific Basin Fund. As of March 31, 2010, FIJ had approximately $27.3 billion in discretionary assets under management. Currently, FIJ has day-to-day responsibility for choosing investments for Fidelity China Region Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, and Fidelity Pacific Basin Fund. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity Emerging Asia Fund and Fidelity Emerging Markets Fund.

The following information replaces similar information for Melissa Reilly, found in the "Fund Management" section on page 50.

Melissa Reilly is portfolio manager of Fidelity Europe Capital Appreciation Fund and Fidelity Europe Fund, which she has managed since May 2007 and November 2008, respectively. She also manages other Fidelity funds. Ms. Reilly joined Fidelity Investments as a portfolio manager in 2004.

The following information replaces similar information for Robert Rowland, found in the "Fund Management" section on page 50.

Rie Shigekawa is portfolio manager of Fidelity Japan Fund, which she has managed since May 2011. She also manages other funds for FIJ. Since joining Fidelity Investments in 2002, Ms. Shigekawa has worked as a research analyst and portfolio manager.

The following information supplements similar information for Fidelity Nordic Fund, found in the "Fund Management" section on page 50.

Per Johansson is portfolio manager of Fidelity Nordic Fund, which he has managed since April 2011. He also manages other Fidelity Funds. Since joining Fidelity Investments in 2004, Mr. Johansson has served as a research analyst and portfolio manager.

TIF-11-01  May 10, 2011
1.483702.172

The following information replaces similar information, found in the "Fund Management" section on page 50.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Messrs. Lober, Tse, Chickles, von Rekowsky, Price, Kutas, Johansson, Nicholls, and Mss. Reilly and Shigekawa.

Supplement to the
Fidelity AdvisorSM China Region Fund
Class A, Class T, Class B, and Class C
December 30, 2010
Prospectus

The following information replaces the similar information found under the heading "Investment Advisers" in the "Fund Summary" section on page 7.

FMR is the fund's manager. FMR Co., Inc. (FMRC), FIL Investments (Japan) Limited (FIJ), and other investment advisers serve as sub-advisers for the fund.

The following information replaces the similar information found in the "Fund Management" section on page 26.

  FMR H.K., at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. As of December 31, 2009, FMR H.K. had approximately $1.8 billion in discretionary assets under management. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR H.K. is an affiliate of FMR.

The following information replaces the similar information found in the "Fund Management" section on page 27.

  FIL Investments (Japan) Limited (FIJ), at Shiroyama Trust Tower, 4-3-1, Toranomon, Minato-ku, Tokyo 105-6019, Japan, serves as a sub-adviser for the fund. As of March 31, 2010, FIJ had approximately $27.3 billion in discretionary assets under management. Currently, FIJ has day-to-day responsibility for choosing investments for the fund.
AHKC-11-01  May 10, 2011
1.885799.105

Supplement to the
Fidelity AdvisorSM China Region Fund
Institutional Class
December 30, 2010
Prospectus

The following information replaces the similar information found under the heading "Investment Advisers" in the "Fund Summary" section on page 6.

FMR is the fund's manager. FMR Co., Inc. (FMRC), FIL Investments (Japan) Limited (FIJ), and other investment advisers serve as sub-advisers for the fund.

The following information replaces the similar information found in the "Fund Management" section on page 24.

  FMR H.K., at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. As of December 31, 2009, FMR H.K. had approximately $1.8 billion in discretionary assets under management. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR H.K. is an affiliate of FMR.

The following information replaces the similar information found in the "Fund Management" section on page 25.

  FIL Investments (Japan) Limited (FIJ), at Shiroyama Trust Tower, 4-3-1, Toranomon, Minato-ku, Tokyo 105-6019, Japan, serves as a sub-adviser for the fund. As of March 31, 2010, FIJ had approximately $27.3 billion in discretionary assets under management. Currently, FIJ has day-to-day responsibility for choosing investments for the fund.
AHKCI-11-01  May 10, 2011
1.900368.103

Supplement to the
Fidelity Advisor® Japan Fund
Class A, Class T, Class B, and Class C
November 2, 2010
as revised December 13, 2010
Prospectus

The following information replaces the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 6.

Rie Shigekawa (portfolio manager) effective May 2011.

The following information replaces the biographical information found in the "Fund Management" section on page 25.

Rie Shigekawa is portfolio manager of the fund, which she has managed since May 2011. She also manages other funds for FIL Investments (Japan) Limited (FIJ). Since joining Fidelity Investments in 2002, Ms. Shigekawa has worked as a research analyst and portfolio manager.

AJPNA-11-01  May 10, 2011
1.928344.100

Supplement to the
Fidelity Advisor® Japan Fund
Institutional Class
November 2, 2010
as revised December 13, 2010
Prospectus

The following information replaces the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 6.

Rie Shigekawa (portfolio manager) effective May 2011.

The following information replaces the biographical information found in the "Fund Management" section on page 23.

Rie Shigekawa is portfolio manager of the fund, which she has managed since May 2011. She also manages other funds for FIL Investments (Japan) Limited (FIJ). Since joining Fidelity Investments in 2002, Ms. Shigekawa has worked as a research analyst and portfolio manager.

AJPNI-11-01  May 10, 2011
1.928345.100